Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	¥ 38,124	¥ 36,478	$ 5,901
Less: accumulated amortization	(13,899)	(7,055)	(2,151)
Intangible Assets, Net (Excluding Goodwill), Total	24,225	29,423	3,750
Amortization expenses	6,879	2,589
Impairment of Intangible assets	0	0
Computer software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	22,829	19,936	3,534
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	¥ 15,295	¥ 16,542	$ 2,367